Kristin Schantz Assistant Vice President	100 Summer St. Suite 1500 Boston, MA 02110
March 17, 2010
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N. E.
Washington, D.C. 20549
The Hirtle Callaghan Trust (“Registrant”)
1933 Act Registration No. 33-87762
1940 Act Registration No. 811-8918
Filing pursuant to Rule 497(j)
Dear Sir or Madam:
As Administrator on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not differ from those contained in Post-Effective Amendment No. 50 to the Trust’s registration statement on Form N-1A that was filed electronically with the Securities and Exchange Commission on March 12, 2010.
Questions related to this filing may be directed to my attention at (617) 824-1514.
Very truly yours,

/s/ Kristin Schantz

Kristin Schantz Assistant Vice President

cc:	Laura Corsell, Esq — Montgomery, McCracken, Walker & Rhoads LLP Robert Zion — Hirtle Callaghan & Co, Inc.